Note 2 - Business Combinations	12 Months Ended
Mar. 31, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
2.        BUSINESS COMBINATIONS

On April 2, 2012, the Company acquired 99.9% of the outstanding common shares of Exlayer Global Inc., which was renamed IIJ-Exlayer, for total consideration of ¥299,700 thousand paid in cash. There are no future contingent payments. IIJ-Exlayer is a holding company with overseas subsidiaries in the system integration industry. The acquisition of IIJ-Exlayer is expected to help the Company to accelerate its international business development. Pro forma results of operations have not been presented because the effect of the acquisition was not material.

There were no business acquisitions during the year ended March 31, 2014.

On December 1, 2014, the Company acquired all the outstanding common shares of RYUKOSHA, which engages in human resources outsourcing services for fields such as systems operation and service support, for total consideration of ¥600,000 thousand paid in cash. The acquisition price of the shares was determined on the basis of the estimated future cash flows and efficiencies gained from an expected reduction in external recruiting expenses. There are no future contingent payments. The objectives of this acquisition are to rapidly strengthen the Company's engineering organization to meet growing number of systems integration and outsourcing projects (such as systems construction and operation, and outsourcing for corporate customers' networks and systems) and to increase the Company's in-house business efficiency over the mid-to long-term by bringing more outsourced personnel into the Company.

The fair value of the assets acquired and liabilities assumed recognized in related to the acquisition of RYUKOSHA were ¥865,078 thousand and ¥464,736 thousand, respectively, and goodwill of ¥199,658 thousand was recorded (see Note 8, "GOODWILL AND OTHER INTANGIBLE ASSETS"). For the year ended March 31, 2015, acquisition-related costs of ¥32,262 thousand were incurred. These costs consisted of professional advisory fees and were recorded in “General and administrative” expenses. Pro forma results of operations have not been presented because the effect of the acquisition was not material.